Term Debt - Schedule of Long-term Debt Instruments (Detail) - XL Hybrids, Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt		$ 12,386	$ 3,889
Long-term Debt, Gross		13,371
Subordinated convertible promissory notes, net	$ 19,219	9,102
Total debt obligations, net of deferred financing costs	3,929	3,284
Less: current portion of debt	2,801	1,435
Debt – net of current portion	1,128	1,849
Subordinated convertible promissory notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	18,099	10,000	0
Accrued interest	1,464
Unamortized deferred financing costs	(344)	(898)	0
Subordinated convertible promissory notes, net	19,219	9,102
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	2,633	3,100	1,000
Unamortized deferred financing costs	(43)	(87)	(65)
Revolver [Member]
Debt Instrument [Line Items]
Long-term Debt		0	2,587
Vehicle financing agreements [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	239	$ 271	$ 367
PPP Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 1,100